Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions
Schedule of balances with related parties

	December 31, 2017	June 30, 2018
Dividends receivable from associate	125	763
Due from The Cool Pool Limited	8,186	6,997
Other receivables	355	315

Total	8,666	8,075

	December 31, 2017	June 30, 2018
Ship management creditors	993	450
Amounts due to related parties	35	72